SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

As disclosed in Note 15, the Company entered into a securities purchase agreement with the Debenture Holder to place Convertible Debentures, with a maturity date of November 28, 2025 in the aggregate principal amount of $5,000,000. On October 17, 2025 the Company and the Debenture Holder entered into a floor price adjustment agreement (the “Letter Agreement”), pursuant to which the floor price of the Debentures was reduced to $0.40. The Securities Purchase Agreement, the Debentures, the Letter Agreement and any other agreements executed by the Company and the Holder in connection with the issuance of the Debentures are collectively referred to as the “Transaction Documents”. On December 16, 2025 and January 12, 2026, the Company entered into two forbearance agreements (each a “Forbearance Agreement” and collectively the “Forbearance Agreements”) with the Debenture Holder, pursuant to which the Company acknowledged the existing defaults as described in the Forbearance Agreements (the “Existing Defaults”), and the Debenture Holder agreed to forbear from exercising its rights and remedies under the Transaction Documents or applicable law in respect of or arising out of the Existing Defaults, subject to the conditions, amendments and modifications contained herein for the period commencing from December 16, 2025 and ending on February 12, 2026, so long as (i) the Company strictly complies with the terms of this Agreement, and (ii) there is no occurrence or existence of any other Event of Default, other than the Existing Defaults. As consideration for the Holder forbearing to exercise its rights under the Transaction Documents, the Company has paid to the Debenture Holder a total of $125,000 under the Forbearance Agreements, which shall not be applied to the principal and interest due and outstanding under the Debentures. As of the date of this report, shares of the Company’s Class A ordinary share totaling 2,317,177 were subsequently issued by the Company to the Debenture Holder equaling principal and interests amounted to $1,115,521, and cash amounted to $800,000 were repaid to the Debenture Holder.

On January 9, 2026 and January 12, 2026, the Company borrowed RMB 1.0 million ($140,445) and RMB 0.24 million ($33,707) as working capital from Bank of China for one year. Both the loans have maturity date on January 8, 2027. The loans bear a fixed interest rate of 3.07% per annum.

The Company evaluated the subsequent events through March 13, 2026, and concluded that there are no other material reportable subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.